March 31, 1997
                               PREMIER GNMA FUND
                           SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1996
                         AS REVISED DECEMBER 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY
INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective March 31, 1997, the Fund's name is  Dreyfus Premier GNMA
Fund.
        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES ANY CONTRARY INFORMATION CONTAINED IN THE SECTION OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND".
        Effective March 1997, the Fund's primary portfolio manager is Michael Hoeh, who has been employed by The Dreyfus Corporation since October 1996. Mr. Hoeh joined The Dreyfus Corporation from Arm Capital Advisors, Inc., where he was Vice President of Portfolio Management since 1994. From 1991 to 1994, Mr. Hoeh was Vice President in the Risk Management division of Blackrock Financial Management.
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